UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM ABS-15G

ASSET-BACKED SECURITIZER REPORT

PURSUANT TO SECTION 15G OF THE

SECURITIES EXCHANGE ACT OF 1934

Purchasing Power, LLC

Check the appropriate box to indicate the filing obligation which this form is intended to satisfy:

☐    Rule 15Ga-1 under the Exchange Act (17 CFR 240.15Ga-1) for the reporting period                            to

Date of Report (Date of earliest event reported)

Commission File Number of securitizer:

Central Index Key Number of securitizer:

Indicate by check mark whether the securitizer has no activity to report for the initial period pursuant to Rule 15Ga-1(c)(1) ☐

Indicate by check mark whether the securitizer has no activity to report for the quarterly period pursuant to Rule 15Ga-1(c)(2)(i) ☐

Indicate by check mark whether the securitizer has no activity to report for the annual period pursuant to Rule 15Ga-1(c)(2)(ii) ☐

☒    Rule 15Ga-2 under the Exchange Act (17 CFR 240.15Ga-2)

Central Index Key Number of depositor: 0001655076

Purchasing Power Funding 2021-A, LLC

(Exact name of issuing entity as specified in its charter)

Central Index Key Number of issuing entity (if applicable): 0001853809

Central Index Key Number of underwriter (if applicable): N/A

Gregory M. Birge, Esq., Chief Legal Officer, Phone: (404) 602-1532

Name and telephone number, including area code, of the person to contact in connection with this filing

PART II: FINDINGS AND CONCLUSIONS OF THIRD-PARTY DUE DILIGENCE REPORTS

Item 2.01  Findings and Conclusions of a Third Party Due Diligence Report Obtained by the Issuer

The disclosures required by Rule 15Ga-2 (17 CFR 240.15Ga-2) are attached as Exhibit 99.1 to this Form ABS-15G.  Please see the Exhibit Index for the related information.

EXHIBIT INDEX

Exhibit 99.1                                                   Independent Accountants’ Report on Applying Agreed-Upon Procedures, dated March 17, 2021, of Deloitte & Touche LLP

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the reporting entity has duly caused this report to be signed on its behalf by the undersigned hereunto duly authorized.

PURCHASING POWER, LLC (Depositor)

By:	/s/ Ron Oertell
Name: Ron Oertell
Title: Chief Financial Officer

Date:  March 29, 2021